Annual Total Returns[BarChart] - Invesco SP Emerging Markets Momentum ETF - ETF	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.71%)	4.39%	(29.53%)	5.09%	45.59%	(16.56%)	20.50%	10.43%